INVESTMENT IN AN AFFILIATED COMPANY (Tables)	12 Months Ended
Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Balances of Affiliates Investment [Table Text Block]
a.	Balances:

	December 31,
	2012	2013

Other payables and accrued expenses	$492	$-

Schedule of Transactions of Affiliates Investment [Table Text Block]
b.	Transactions:

	Year ended December 31,
	2011	2012	2013

Amounts charged - cost of revenues	$2,164	$1,414	$432